Consolidated principles and methods (Details)	6 Months Ended
	Jun. 30, 2025 subsidiary	Jun. 30, 2024
Significant Accounting Policies [Abstract]
Number of subsidiaries	3
Closing foreign exchange rate	1.1720	1.0705
Average foreign exchange rate	1.0930	1.0812